Business combinations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Business Acquisition [Line Items]
Amortization of intangible assets identified in business combinations	$ (42,673)	$ (34,847)	$ (23,814)
Unafortis
Business Acquisition [Line Items]
Pro-forma revenue	921,460	817,685
Unafortis AG
Business Acquisition [Line Items]
Revenue	5,298
Net income/(loss), including:	(8)
Amortization of intangible assets identified in business combinations	(535)
DerivIT
Business Acquisition [Line Items]
Revenue	18,241
Net income/(loss), including:	518
Amortization of intangible assets identified in business combinations	(707)
Pro-forma net income (loss)	$ 58,426	$ 65,844